UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100

         Houston, TX  77002

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     February 22, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $116,014 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAKER HUGHES INC               COM              057224107     1580    26000 SH       SOLE                    26000        0        0
BJ SVCS CO                     COM              055482103     4034   110000 SH       SOLE                   110000        0        0
CAL DIVE INTL INC              COM              127914109     4737   132000 SH       SOLE                   132000        0        0
CARBO CERAMICS INC             COM              140781105     4375    77400 SH       SOLE                    77400        0        0
CE FRANKLIN LTD                COM              125151100     1291    93000 SH       SOLE                    93000        0        0
COOPER CAMERON CORP            COM              216640102     2990    72200 SH       SOLE                    72200        0        0
EL PASO CORP                   COM              28336L109     3709   305000 SH       SOLE                   305000        0        0
ENERGEN CORP                   COM              29265n108     5158   142000 SH       SOLE                   142000        0        0
ENSCO INTL INC                 COM              26874Q100     2728    61500 SH       SOLE                    61500        0        0
FMC TECHNOLOGIES INC           COM              30249u101     2361    55000 SH       SOLE                    55000        0        0
GRANT PRIDECO INC              COM              38821g101      971    22000 SH       SOLE                    22000        0        0
HALLIBURTON CO                 COM              406216101     5799    93600 SH       SOLE                    93600        0        0
HORNBECK OFFSHORE SVCS INC N   COM              440543106     2569    78600 SH       SOLE                    78600        0        0
MCDERMOTT INTL INC             COM              580037109     4014    90000 SH       SOLE                    90000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     2603    41500 SH       SOLE                    41500        0        0
OCEANEERING INTL INC           COM              675232102     3311    66500 SH       SOLE                    66500        0        0
OIL STS INTL INC               COM              678026105     4182   132000 SH       SOLE                   132000        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    27692   215000 SH  PUT  SOLE                   215000        0        0
ONEOK INC NEW                  COM              682680103     3112   113800 SH       SOLE                   113800        0        0
PATTERSON UTI ENERGY INC       COM              703481101     2900    88000 SH       SOLE                    88000        0        0
SMITH INTL INC                 COM              832110100      928    25000 SH       SOLE                    25000        0        0
STOLT OFFSHORE S A             SP ADR REG COM   861567105     2798   240000 SH       SOLE                   240000        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     4515   214500 SH       SOLE                   214500        0        0
TETRA TECHNOLOGIES INC DEL     COM              88162f105     4944   162000 SH       SOLE                   162000        0        0
TIDEWATER INC                  COM              886423102     4842   108900 SH       SOLE                   108900        0        0
UNIT CORP                      COM              909218109     6604   120000 SH       SOLE                   120000        0        0
WEATHERFORD INTERNATIONAL LT   COM              g95089101     1267    35000 SH       SOLE                    35000        0        0